Mezzanine Equity (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2021 USD ($)	Feb. 28, 2021 JPY (¥)	Jun. 30, 2018 JPY (¥)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Temporary Equity [Line Items]
Mezzanine equity				$ 0	$ 18,112
Repurchase of preferred stock				$ 17,707	89	$ 0
Series A Cumulative Redeemable Perpetual Preferred Stock
Temporary Equity [Line Items]
Mezzanine equity shares issued (in shares) | shares				100
Mezzanine equity			¥ 1,854,900,000		17,978
Preferred stock, dividend rate			2.95%
Mezzanine dividends	$ 79				$ 134
Repurchase of preferred stock	$ 17,707	¥ 1,854,900,000
Accumulated dividend not paid | ¥		¥ 8,395,328